Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables And Accruals [Abstract]
Trade payables	$ 1,318	$ 2,522
Accrued compensation	3,146	3,883
Accrued litigation costs	2,363	100
Dividends	1,091	5,196
Success fee obligation	2,983	3,736
Accrued contingent partner payments & legal fees	1,140	974
Patent acquisition liability	9,000
Accrued other	2,164	2,504
Accrued liabilities current	$ 23,205	$ 18,915